Leases (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Leases [Abstract]
Schedule of Operating Leases

A summary of YS Group’s operating leases as of March 31, 2023 and September 30, 2023 are as follows:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Operating lease ROU assets	11,132,428	9,607,109	$1,338,075
Operating lease liabilities – current	4,753,547	5,027,649	$700,249
Operating lease liabilities – non-current	6,348,890	4,462,505	$621,536

Weighted average remaining lease term	2.5	2.0	2.0
Weighted average discount rate	4.7%	4.9%	4.9%
A summary of YS Group’s operating leases as of March 31, 2022 and 2023 is as follows:
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Operating lease ROU assets	14,850,283	11,132,428	$1,620,040
Operating lease liabilities – current	4,322,252	4,753,547	$691,757
Operating lease liabilities – non-current	10,605,260	6,348,890	$923,918

Weighted average remaining lease term	3.4	2.5	2.5
Weighted average discount rate	4.8%	4.7%	4.7%

Schedule of Lease Cost Recognized Supplemental Cash Flow Information Related to Operating Leases

A summary of lease cost recognized in YS Group’s CFS and supplemental cash flow information for operating leases is as follows:

	Six Months Ended September 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
	(Unaudited)	(Unaudited)	(Unaudited)
Operating lease cost	2,508,388	2,711,527	$377,661
Cash paid for operating leases	786,888	2,822,023	$393,050
A summary of lease cost recognized in YS Group’s CFS and supplemental cash flow information related to operating leases is as follows:
	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
Operating lease cost	2,643,917	4,594,967	5,002,684	$728,013
Cash paid for operating leases	2,601,625	4,587,894	3,349,856	$487,486

Schedule of Maturity of Operating Lease Liabilities under the Non-cancelable Operating Leases

A summary of maturity of operating lease liabilities under the YS Group’s non-cancelable operating leases as of September 30, 2023 is as follows:

12 months Ending September 30,	As of September 30, 2023
	(RMB)	(US$)
2024	5,332,992	$742,777
2025	4,275,341	595,468
2026	357,806	49,835
Total lease payments	9,966,139	1,388,080
Less: Interest	(475,985)	(66,295)
Present value of operating lease liabilities	9,490,154	$1,321,785
A summary of maturity of operating lease liabilities under YS Group’s non-cancelable operating leases as of March 31, 2023 is as follows:
Year Ended March 31,	(RMB)	(US$)
2024	5,178,993	$753,670
2025	5,040,835	733,564
2026	1,526,270	222,110
Total lease payments	11,746,098	1,709,344
Less: Interest	(643,661)	(93,669)
Present value of operating lease liabilities	11,102,437	$1,615,675